Subsequent Events (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
11. Subsequent Events

On June 9, 2020, the Company filed an amendment to the Company's amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock, each on a 1-for-100 basis. The par value of the common stock was not adjusted as a result of the Reverse Stock Split. Accordingly, unless otherwise noted, all common stock and additional paid in capital balances as well as share data, per share data and related information contained in the consolidated financial statements and related footnotes have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The Reverse Stock Split was effected on June 10, 2020.

L. Subsequent Events

The agreements between G.research and GAMCO and its affiliates to provide institutional research services were terminated effective January 1, 2020.

On March 14, 2020, the Associated Capital Group Board of Directors authorized the spin-off of Morgan Group to AC shareholders.  AC will distribute to its shareholders on a pro rata basis the 500,000 shares of Morgan that AC owns following regulatory approval.

On June 9, 2020, the Company filed an amendment to the Company's amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock, each on a 1-for-100 basis. The par value of the common stock was not adjusted as a result of the Reverse Stock Split. Accordingly, unless otherwise noted, all common stock and additional paid in capital balances as well as share data, per share data and related information contained in the consolidated financial statements and related footnotes have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The Reverse Stock Split was effected on June 10, 2020.

In light of the dynamics created by COVID-19 and its impact on the global supply chain and banks, oil, travel and leisure, we anticipate lower transaction volumes from our institutional clients.  Our order execution services are operating remotely.  The sponsored conferences are taking place as planned using virtual service providers.   While at the present time, the Company is unable to estimate the potential impact of the virus on its financial condition, a significant prolonged disruption in the financial markets leading to materially lower trading activity of the Company’s clients would have a material adverse effect on the Company’s revenue.  We will continue to monitor the virus’ impact on our customers, clients and financial results.